Note 28 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other - Future Contractual Commitments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Future contractual commitments	R$ 15,877.3	R$ 12,078.6
Not later than one year [member]
Statement Line Items [Line Items]
Future contractual commitments	9,300.5	4,827.0
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Future contractual commitments	3,861.9	2,932.4
Later than two years [member]
Statement Line Items [Line Items]
Future contractual commitments	R$ 2,714.9	R$ 4,319.2